Summary of Anti-Dilutive Securities (Detail) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Blackstone Partnership Units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Weighted-Average Units	460,897,953	466,083,269	486,157,205